Investments, Available for Sale Debt Securities - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	₨ 8,319.8		₨ 5,815.1		$ 120.3
Available-for-Sale Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	2,309,003.7		1,866,134.2		33,386.4
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	1,634,673.3		1,354,027.6		$ 23,636.1
Other than temporary impairment losses on available for sale securities	₨ 1,081.0	$ 15.6	₨ 149.1	₨ 13.4